CRC Transferred to the Paran? State Government	12 Months Ended
Dec. 31, 2021
Crc Transferred To Paran State Government
CRC Transferred to the Paran? State Government

8.	CRC Transferred to the Paraná State Government

The Company’s Management and the Paraná State Government maintained an agreement for negotiation of the Account for Compensation of Income and Losses - CRC until August 10, 2021.

On July 14th, 2021, Official Letter No. 443/2021 - GS/SEFA was received, through which the Paraná State Government expressed its intention to fully settle the CRC and on August 10, 2021 the debt balance was fully paid restated on a daily pro rata basis, in the amount of R$1,431,200.

The State of Paraná complied with the agreed terms and made the payments under the contracted conditions.

8.1	Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2020	Interest	variations	Amortizations	December 31, 2020	Interest	variations	Receipts	December 31, 2021
1,350,685	80,788	261,176	(300,025)	1,392,624	52,234	201,756	(1,646,614)	-

Current				287,789				-
Noncurrent				1,104,835				-